Eclipse Funds Inc.
51 Madison Avenue
New York, New York 10010

August 21, 2009

VIA EDGAR

Filing Desk Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Filing of Schedule 14A for Eclipse Funds Inc. on behalf of the MainStay All Cap Growth Fund
SEC File No. 811-06175

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Definitive Schedule 14A for Eclipse Funds Inc. (the “Registrant”).  This Schedule 14A is being filed in connection with the subadvisor proxy involving the MainStay All Cap Growth Fund, a series of the Registrant.

Should you have any questions, please feel free to contact the undersigned at 973.394.4436.

Sincerely,

/s/ Barry E. Simmons

Barry E. Simmons
Assistant Secretary of the Registrant